Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2019
Debt securities in issue [abstract]
Summary of Maturities of Debt Securities in Issue
Debt securities in issue – maturities
	2019	2018
Fixed rate debt securities
Within 1 year	26,871	32,626
More than 1 year but less than 2 years	10,358	7,766
More than 2 years but less than 3 years	9,527	10,267
More than 3 years but less than 4 years	6,321	8,228
More than 4 years but less than 5 years	2,836	6,288
More than 5 years	29,007	20,321
Total fixed rate debt securities	84,920	85,496

Floating rate debt securities
Within 1 year	24,938	22,684
More than 1 year but less than 2 years	3,126	4,134
More than 2 years but less than 3 years	3,041	1,587
More than 3 years but less than 4 years	1,541	1,234
More than 4 years but less than 5 years	144	1,563
More than 5 years	816	3,053
Total floating rate debt securities	33,608	34,255

Total debt securities	118,528	119,751